Notes payable - Third party financing (Details) - USD ($)	Dec. 31, 2015	Dec. 02, 2015	Dec. 01, 2015	Aug. 31, 2015
Notes payable - Third party financing
Lender has committed to loan the Company for working capital under the financing agreement				$ 100,000
Company issued shares of restricted common stock of the Company as an incentive for the financing				2,000,000
Annual interest rate for the financing				2.00%
Payment of gross revenues which the Company may receive from its mining activities towards the principle and accrued interest (In percent)				50.00%
Company issued shares of restricted common stock of the Company to pay off the financing with interest			3,500,000
The principal and accrued interest retired aggregated	$ 100,482
The fair value of the stock issued to pay off the financing with interest	187,250
Company recorded a loss on the debt conversion	$ 87,768
The fair value of the warrants tainted due to the convertible note issued in December, 2015 and were reclassified from equity to derivative liabilitie		$ 205,526